Related Party Transactions - Disclosure of Information about Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Total compensation	$ 21	$ 23	$ 30
Short-term employee benefits	11	11	14
Post-employment benefits	1	1	1
Termination benefits	1	0	0
Share-based payments	$ 8	$ 11	$ 15